The Company and basis of presentation (Details) € in Thousands	3 Months Ended
	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)
Borrowings under lines of credit
The Company and basis of presentation
Borrowings under cash management system	€ 352,846
Research and development expense reclassified to selling, general and administrative
The Company and basis of presentation
Amount of reclassifications or changes in presentation		€ 5,016
Trade accounts and other receivables reclassified to accounts receivable from related parties, cash flow
The Company and basis of presentation
Amount of reclassifications or changes in presentation		€ 16,224
ARGENTINA
The Company and basis of presentation
Gains (losses) on net monetary position	€ (4,131)
Level of price index	305.6
Percentage of price index increase	8.00%